ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
Credit Loss [Abstract]
Schedule of accounts receivable

	December 31,	December 31,
	2022	2021
Accounts receivable	$18,574,739	$23,074,123
Allowance for doubtful accounts	(5,083,245)	(6,394,429)
Total accounts receivable, net	$13,491,494	$16,679,694

Schedule of movements of allowance for doubtful accounts

Beginning balance	$6,394,429	$565,793
(Write-off)/Addition	(798,446)	5,747,069
Exchange rate effect	(512,738)	81,567
Ending balance	$5,083,245	$6,394,429